Shareholders' Deficit (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2021
Shareholders' Deficit (Details) [Line Items]
Preferred stock shares outstanding	0	0	0
Preferred Stock, Per Share Amounts of Preferred Dividends in Arrears (in Dollars per share)		$ 1,100,000
Preferred stock redemption, description		the Company recognized a deemed dividend of $15.0 million. Deemed dividend is calculated as the excess fair value of the $9.0 million cash and $11.0 million of the Company’s common stock over the $5.0 million carrying value of the preferred stock at the time of redemption.
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Cumulative dividend, percentage			10.00%
Unpaid accrued dividends (in Dollars)			$ 41,667
Shares of common stock Issued			7,998,178
Common stock issued			24,950,958
Business Combination [Member]
Shareholders' Deficit (Details) [Line Items]
Business combination indemnification, description	a)Indemnification reserve: Upon the expiration of the indemnification period of two years from the closing of the Business Combination as described in the Business Combination Agreement, subject to the payments of indemnity claims, if any, the Company will issue up to 750,000 shares of Class A common stock to former Onyx shareholders.		b)Indemnification reserve: Upon the expiration of the indemnification period of three years as described in the Business Combination Agreement, subject the payments of indemnity claims, if any, the Company will issue up to 750,000 Common shares to former Onyx shareholders.
Business combination, description	Further, pursuant to the Business Combination Agreement, the Sponsor has a right to 1,502,129 shares of Class A common stock should its price exceed $15.00 per share for any thirty-day trading period during the 730 calendar days after the closing of the Business Combination.	the Business Combination Agreement, the Sponsor has a right to 1,502,129 shares of Class A common stock should its price exceed $15.00 per share for any thirty-day trading period during the 730 calendar days after the effective date of the Business Combination.
Onyx Shareholders {Member]
Shareholders' Deficit (Details) [Line Items]
Preferred stock shares outstanding		1,000,000
Payments of preferred stock value in cash (in Dollars)		$ 9,000,000.0
Payment of common stock value (in Dollars)		$ 11,000,000.0
Shares of common stock Issued			300,000
2020 Equity Incentive Plan [Member]
Shareholders' Deficit (Details) [Line Items]
Shares of common stock Issued	4,904,596	4,904,596
2020 Employee Stock Purchase Plan [Member]
Shareholders' Deficit (Details) [Line Items]
Shares of common stock Issued	2,043,582	2,043,582
Class A Common Stock [Member]
Shareholders' Deficit (Details) [Line Items]
Common stock price per share (in Dollars per share)		$ 10.00
Shares of common stock outstanding	33,173,456		32,873,457
Shares of common stock Issued	7,698,178
Common stock issued	33,173,456	32,873,457	24,950,958
Released shares				299,999
Common stock shares in cash (in Dollars per share)				$ 10
Common stock shares outstanding	2,968,881